Investments (Consolidated Variable Interest Entities - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Tax credits guaranteed by third parties that reduce maximum exposure to loss related to other invested assets	$ 179	$ 212
Financial or other support to investees designated as VIEs	0	0	$ 0
Consolidated Entities
Variable Interest Entity [Line Items]
Variable interest, maximum exposure to loss in consolidated securitization entities	$ 105	$ 123
Long-term debt held by consolidated securitization entities, percentage range minimum	2.25%	2.25%	2.25%
Long-term debt held by consolidated securitization entities, percentage range maximum	5.57%	5.57%	5.57%
Interest expense on long-term debt held by consolidated securitization entities	$ 8	$ 38	$ 122